Lines of Credit (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of credit	$ 379,975	$ 25,000
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Line of credit	$ 100,000
Line of credit, maturity date	Nov. 20, 2020
Line of credit, interest rate	6.00%
Line of Credit [Member] | Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Line of credit	$ 79,975
IMAC St. Louis, LLC [Member]
Line of credit	$ 150,000
Line of credit, maturity date	Nov. 15, 2018
Line of credit, interest rate	4.25%
IMAC St. Louis, LLC [Member] | Line of Credit [Member]
Line of credit	$ 0	150,000	0
IMAC Regeneration Center of Nashville, P.C [Member]
Line of credit	$ 150,000
Line of credit, maturity date	Oct. 15, 2018
Line of credit, interest rate	6.50%
IMAC Regeneration Center of Nashville, P.C [Member] | Line of Credit [Member]
Line of credit	$ 150,000	25,000	0
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Line of credit	$ 150,000
Line of credit, maturity date	Aug. 01, 2018
Line of credit, interest rate	4.25%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Line of Credit [Member]
Line of credit	$ 150,000	$ 100,000	$ 140,000